Jack-Up Rigs (Tables)	6 Months Ended
Jun. 30, 2021
Jack Up Rigs [Abstract]
Schedule of jack-up rigs

	June 30, 2021	December 31, 2020
(In $ millions)
Opening balance	2,824.6	2,683.3
Additions	12.8	37.4
Transfers from Newbuildings	—	312.7
Depreciation and amortization	(53.9)	(116.0)
Disposals	—	(6.5)
Reclassification to asset held for sale	—	(9.2)
Impairment	—	(77.1)
Total	2,783.5	2,824.6